Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000182867_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000182867_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000182867_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.51%
C000064275_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000064275_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000064275_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.58%
C000019556_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000019556_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000019556_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.58%
C000182868_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000182868_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000182868_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.51%
C000120659_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000120659_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000120659_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 11,128
C000120659_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,623
C000120659_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,498
C000120659_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 15,711
C000120659_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,819
C000120659_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 18,657
C000120659_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,882
C000120659_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 23,979
C000120659_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 27,013
C000120659_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000120659_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000120659_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000120659_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.58%
C000064277_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000064277_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000064277_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.58%
C000019558_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000019558_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000019558_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.58%
C000182867_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Low-Priced Stock K6 Fund
C000182867_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182867_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,230
C000182867_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,594
C000182867_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,510
C000182867_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,425
C000182867_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,659
C000182867_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,065
C000182867_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,870	$ 17,870	$ 17,870	$ 17,870	17,870
C000182867_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
C000182867_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182867_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,334
C000182867_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,270
C000182867_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,728
C000182867_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,190
C000182867_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,005
C000182867_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,575
C000182867_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,727	15,727	$ 15,727	15,727	15,727
C000182867_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000182867_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182867_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,260
C000182867_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,942
C000182867_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,784
C000182867_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,181
C000182867_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,672
C000182867_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,226
C000182867_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,532	$ 20,532	$ 20,532	20,532	$ 20,532
C000182867_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.41%
C000182867_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.95%
C000182867_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	10.99%
C000182867_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.25%
C000182867_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.91%
C000182867_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.50%
C000064275_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064275_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064275_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,944
C000064275_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,793
C000064275_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,441
C000064275_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,956
C000064275_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,802
C000064275_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,746
C000064275_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,060
C000064275_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,245
C000064275_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,335
C000064275_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,240	$ 25,240	25,240	25,240	$ 25,240
C000064275_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000064275_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064275_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,203
C000064275_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,203
C000064275_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,270
C000064275_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,756
C000064275_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,060
C000064275_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,369
C000064275_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,836
C000064275_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,715
C000064275_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,195
C000064275_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	23,073	23,073	23,073	23,073	$ 23,073
C000064275_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000064275_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064275_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,128
C000064275_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,623
C000064275_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,498
C000064275_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,711
C000064275_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,819
C000064275_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,657
C000064275_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,882
C000064275_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							23,979
C000064275_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,013
C000064275_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	32,705	$ 32,705	$ 32,705
C000064275_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.30%
C000064275_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.83%
C000064275_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.70%
C000064275_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.25%
C000064275_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.91%
C000064275_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.72%
C000019556_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Low-Priced Stock Fund
C000019556_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019556_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,932
C000019556_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,771
C000019556_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,405
C000019556_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,902
C000019556_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,735
C000019556_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,669
C000019556_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,933
C000019556_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,105
C000019556_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						21,164
C000019556_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 25,015	$ 25,015	25,015	$ 25,015	$ 25,015
C000019556_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000019556_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019556_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,203
C000019556_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,203
C000019556_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,270
C000019556_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,756
C000019556_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,060
C000019556_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,369
C000019556_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,836
C000019556_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,715
C000019556_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,195
C000019556_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	23,073	23,073	23,073	23,073	$ 23,073
C000019556_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000019556_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019556_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,128
C000019556_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,623
C000019556_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,498
C000019556_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,711
C000019556_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,819
C000019556_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,657
C000019556_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,882
C000019556_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							23,979
C000019556_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,013
C000019556_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000019556_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.19%
C000019556_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.74%
C000019556_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.60%
C000019556_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.25%
C000019556_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.91%
C000019556_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.72%
C000182868_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Value Discovery K6 Fund
C000182868_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182868_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,380
C000182868_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,063
C000182868_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,393
C000182868_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,960
C000182868_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							15,655
C000182868_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,750
C000182868_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,716	$ 16,716	$ 16,716	$ 16,716	16,716
C000182868_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Value Index
C000182868_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182868_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,261
C000182868_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,278
C000182868_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,755
C000182868_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								10,971
C000182868_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							15,438
C000182868_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						15,184
C000182868_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,403	16,403	$ 16,403	16,403	16,403
C000182868_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000182868_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,000
C000182868_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,263
C000182868_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,945
C000182868_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,787
C000182868_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,185
C000182868_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,678
C000182868_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,231
C000182868_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 20,538	$ 20,538	$ 20,538	20,538	$ 20,538
C000182868_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.25%
C000182868_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.10%
C000182868_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	8.88%
C000182868_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.80%
C000182868_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.88%
C000182868_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.20%
C000120659_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Series Intrinsic Opportunities Fund
C000120659_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000120659_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,235
C000120659_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,284
C000120659_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,393
C000120659_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,244
C000120659_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,462
C000120659_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,190
C000120659_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,736
C000120659_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							21,775
C000120659_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						24,738
C000120659_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,737	$ 29,737	29,737	29,737	$ 29,737
C000120659_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® and Russell 2000® Linked Index
C000120659_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000120659_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,128
C000120659_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,623
C000120659_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,498
C000120659_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,711
C000120659_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,819
C000120659_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,657
C000120659_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,882
C000120659_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							23,979
C000120659_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						26,860
C000120659_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	30,688	30,688	30,688	30,688	$ 30,688
C000120659_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Index
C000120659_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000120659_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,203
C000120659_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,203
C000120659_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,270
C000120659_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,756
C000120659_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,060
C000120659_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,369
C000120659_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								21,836
C000120659_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,715
C000120659_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,195
C000120659_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,073	$ 23,073	23,073	$ 23,073	$ 23,073
C000120659_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.21%
C000120659_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.51%
C000120659_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.51%
C000120659_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.25%
C000120659_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.78%
C000120659_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				11.87%
C000120659_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.25%
C000120659_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		8.91%
C000120659_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.72%
C000064277_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064277_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064277_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,880
C000064277_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,906
C000064277_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,849
C000064277_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,663
C000064277_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,064
C000064277_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,585
C000064277_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,394
C000064277_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,372
C000064277_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,520
C000064277_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,592	$ 22,592	22,592	$ 22,592	$ 22,592
C000064277_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000064277_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064277_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,623
C000064277_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,196
C000064277_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,782
C000064277_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,049
C000064277_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,643
C000064277_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,667
C000064277_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,231
C000064277_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,913
C000064277_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,432
C000064277_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	23,455	23,455	23,455	23,455	$ 23,455
C000064277_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000064277_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064277_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,128
C000064277_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,623
C000064277_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,498
C000064277_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,711
C000064277_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,819
C000064277_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									18,657
C000064277_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								25,882
C000064277_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							23,979
C000064277_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						27,013
C000064277_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	32,705	$ 32,705	$ 32,705
C000064277_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.10%
C000064277_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.94%
C000064277_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.49%
C000064277_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.80%
C000064277_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.88%
C000064277_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.90%
C000019558_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Value Discovery Fund
C000019558_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019558_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,868
C000019558_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,874
C000019558_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,798
C000019558_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,591
C000019558_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,979
C000019558_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,484
C000019558_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,235
C000019558_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,194
C000019558_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,313
C000019558_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 22,343	$ 22,343	22,343	$ 22,343	$ 22,343
C000019558_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000019558_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019558_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,623
C000019558_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,196
C000019558_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,782
C000019558_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,049
C000019558_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,643
C000019558_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,667
C000019558_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,231
C000019558_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,913
C000019558_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,432
C000019558_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	23,455	23,455	23,455	23,455	$ 23,455
C000019558_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000019558_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000019558_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 11,128
C000019558_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,623
C000019558_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,498
C000019558_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 15,711
C000019558_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,819
C000019558_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 18,657
C000019558_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 25,882
C000019558_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 23,979
C000019558_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 27,013
C000019558_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,705	$ 32,705	$ 32,705	$ 32,705	$ 32,705
C000019558_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.99%
C000019558_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.83%
C000019558_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%
C000019558_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	14.80%
C000019558_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		9.88%
C000019558_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.90%